UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2004
                                                ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Rx Capital Management LP
           --------------------------------------------------
Address:   156 West 56th Street
           --------------------------------------------------
           New York, NY  10019
           --------------------------------------------------

Form 13F File Number:  028-10650
                       ---------


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Craig Rosmarin
           --------------------------------------------------
Title:     Chief Financial Officer
           --------------------------------------------------
Phone:     (212) 484-2115
           --------------------------------------------------

Signature, Place, and Date of Signing:


         /s/ Craig Rosmarin             New York, NY               5-11-04
       ------------------------   ------------------------------  ----------
             [Signature]                   [City, State]            [Date]




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Report Type (Check only one.):

[ x ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                          0
                                                -------------

Form 13F Information Table Entry Total:                    46
                                                -------------

Form 13F Information Table Value Total:              $240,552
                                                -------------
                                                (in thousands)


List of Other Included Managers:

NONE



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
                                     Form 13F INFORMATION TABLE


       COLUMN 1                 COLUMN 2         COLUMN 3    COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7    COLUMN 8
-------------------          ---------------     --------    -------- ----------------  ---------- -------- ----------------
                                                              VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER   VOTING AUTHORITY
    NAME OF ISSUER           TITLE OF CLASS       CUSIP      (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS SOLE SHARED NONE


ABGENIX INC                        COM          00339B107      5666    425400  SH          SOLE       X       X
ABLE LABORATORIES INC              COM          00371N407      2401    123300  SH          SOLE       X       X
ADVANCIS PHARMACEUTICAL CORP       COM          00764L109      2085    228093  SH          SOLE       X       X
ALKERMES INC                       COM          01642T108      6660    416500  SH          SOLE       X       X
ALLSCRIPTS HEALTHCARE SOLUTION     COM          01988P108      5038    519400  SH          SOLE       X       X
ALPHARMA INC                       CL A         020813101      4000    204000  SH          SOLE       X       X
AMGEN INC                          COM          031162100     10293    177000  SH          SOLE       X       X
ANTHEM INC                         COM          03674B104      4650     51300  SH          SOLE       X       X
BEVERLY ENTERPRISES INC            COM NEW      087851309      8353   1305100  SH          SOLE       X       X
BOSTON SCIENTIFIC CORP             COM          101137107      8044    189800  SH          SOLE       X       X
CAREMARK RX INC                    COM          141705103      3724    112000  SH          SOLE       X       X
CELL THERAPEUTICS INC              COM          150934107      3963    468400  SH          SOLE       X       X
CUBIST PHARMACEUTICALS INC         COM          229678107      2952    321200  SH          SOLE       X       X
ECLIPSYS CORP                      COM          278856109      5787    429300  SH          SOLE       X       X
EON LABS INC                       COM          29412E100      4629     69000  SH          SOLE       X       X
GEN-PROBE INC NEW                  COM          36866T103      8524    255600  SH          SOLE       X       X
GILEAD SCIENCES INC                COM          375558103      5157     93000  SH          SOLE       X       X
GIVEN IMAGING                      ORD SHS      M52020100      9347    272900  SH          SOLE       X       X
GTX INC DEL                        COM          40052B108      1431    137600  SH          SOLE       X       X
HI-TECH PHARMACAL INC              COM          42840B101      3175    162400  SH          SOLE       X       X
ICOS CORP                          COM          449295104      3567     96600  SH          SOLE       X       X
IMCLONE SYS INC                    COM          45245W109     15875    312800  SH          SOLE       X       X
IMPAX LABORATORIES INC             COM          45256B101      1212     54200  SH          SOLE       X       X
INAMED CORP                        COM          453235103     10382    194850  SH          SOLE       X       X
INVITROGEN CORP                    COM          46185R100      6538     91200  SH          SOLE       X       X
IVAX CORP                          COM          465823102      4404    193400  SH          SOLE       X       X
KINDRED HEALTHCARE INC             COM          494580103      3149     62600  SH          SOLE       X       X
MILLENNIUM PHARMACEUTICALS INC     COM          599902103      4108    243100  SH          SOLE       X       X
MIM CORP                           COM          553044108      2693    354000  SH          SOLE       X       X
MYLAN LABS INC                     COM          628530107      7574    333200  SH          SOLE       X       X
NEKTAR THERAPEUTICS                COM          640268108      5595    260000  SH          SOLE       X       X
NPS PHARMACEUTICALS INC            COM          62936P103      6594    231200  SH          SOLE       X       X
OSI PHARMACEUTICALS INC            COM          671040103      8033    209200  SH          SOLE       X       X
PACIFICARE HEALTH SYS DEL          COM          695112102      5873    148500  SH          SOLE       X       X
PENWEST PHARMACEUTICALS CO         COM          709754105      3604    246700  SH          SOLE       X       X
PERKINELMER INC                    COM          714046109      4684    226400  SH          SOLE       X       X
RIGEL PHARMACEUTICALS INC          COM NEW      766559603      2255    101900  SH          SOLE       X       X
SEPRACOR INC                       COM          817315104      2718     56500  SH          SOLE       X       X
STRYKER CORP                       COM          863667101      1257     14200  SH          SOLE       X       X
SUPERGEN INC                       COM          868059106      1503    117400  SH          SOLE       X       X
THERMO ELECTRON CORP               COM          883556102      2113     74700  SH          SOLE       X       X
TRIAD HOSPITALS INC                COM          89579K109      6787    220200  SH          SOLE       X       X
VENTANA MED SYS INC                COM          92276H106      7164    174900  SH          SOLE       X       X
WATSON PHARMACEUTICALS INC         COM          942683103      4031     94200  SH          SOLE       X       X
XOMA LTD                           ORD          G9825R107      7950   1546600  SH          SOLE       X       X
ZIMMER HLDGS INC                   COM          98956P102      5010     67900  SH          SOLE       X       X

46 TOTAL DATA RECORDS                                        240552


NOTE:

  The limited contents of Forms 13F cannot be used as a basis of determining actual or prospective investment performance, and any attempt to use such information may be materially misleading.


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